JPMorgan U.S. Small Company Fund Investment Objectives and Goals - R2 R3 R4 R5 R6 Shares [Member] - JPMorgan U.S. Small Company Fund	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Class/Ticker: R2/JSCZX; R3/JUSPX; R4/JUSQX; R5/JUSYX; R6/JUSMX
Objective [Heading]	What is the goal of the Fund?
Objective, Primary [Text Block]	The Fund seeks to provide high total return from a portfolio of small company stocks.